UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2010

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	May 11, 2010

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	27
Form 13F Information Table Value Total:	$14,530
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	272	10536	SH		SOLE	NONE			10536
BANCO BILBAO VIZCAYA A	COM	05946K101	891	65113	SH		SOLE	NONE			65113
BERKSHIRE HATHAWAY INC	COM	084670207	491	6050	SH		SOLE	NONE			6050
CHEVRON CORPORATION	COM	166764100	454	6000	SH		SOLE	NONE			6000
CISCO SYSTEMS		COM	17275R102	288	11585	SH		SOLE	NONE			11585
COLONIAL BANCGROUP INC 	COM	195493309	 	11524 	SH		SOLE	NONE			11524
CUMBERLAND PHARMA	COM	230770109	2152	204388	SH		SOLE	NONE			204388
EL PASO CORPORATION	COM	28336L109	164	15150 	SH		SOLE	NONE			15150
EXXON MOBIL CORP	COM	30231G102	561	8384	SH		SOLE	NONE			8384
GREENLIGHT CAPITAL RE	COM	G4095J109	1808	67800	SH		SOLE	NONE			67800
JOHNSON & JOHNSON	COM	478160104	404	6200	SH		SOLE	NONE			6200
MICROSOFT CORP		COM	594918104	266	9106	SH		SOLE	NONE			9106
PENGROWTH ENERGY TRUST	COM	706902509	233	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	517 	30154 	SH		SOLE	NONE			30154
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	813	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	354	9000	SH		SOLE	NONE			9000
PROSHARES ULTRA SHORT	COM	74347R883	464	15000	SH		SOLE	NONE			15000
RAPID LINK INC		COM	753400100	3	50070	SH		SOLE	NONE			50070
REGIONS FINL CORP NEW	COM	7591EP100	421 	53671 	SH		SOLE	NONE			53671
SCANA CORP		COM	80589M102	615 	16381	SH		SOLE	NONE			16381
SCHLUMBERGER LTD	COM	806857108	336	5310	SH		SOLE	NONE			5310
SECURITY BK CORP COM	COM	814047106	 	26131 	SH		SOLE	NONE			26131
SPDR GOLD TRUST ETF	COM	78463V107	498	4571	SH		SOLE	NONE			4571
TORCHMARK CORP		COM	891027104	428	7999 	SH		SOLE	NONE			7999
WASHINGTON MUTUAL INC	COM	939322103	1 	10889 	SH		SOLE	NONE			10889
WELLS FARGO		COM	949746101	1906	61257	SH		SOLE	NONE			61257



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